Derivative Instruments - Schedule of Fair Value Derivatives Instruments and Foreign Exchange Cash Flow Hedging Relationships (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Prepaid Expenses and Other Current Assets [Member] | Foreign Exchange Option [Member]
Schedule of Fair Value Derivatives Instruments and Foreign Exchange Cash Flow Hedging Relationships [Line Items]
Foreign exchange option contracts	$ 2,217	$ 457
Prepaid Expenses and Other Current Assets [Member] | Foreign Exchange Forward [Member]
Schedule of Fair Value Derivatives Instruments and Foreign Exchange Cash Flow Hedging Relationships [Line Items]
Foreign exchange option contracts	824	96
Other account payable [Member] | Foreign Exchange Option [Member]
Schedule of Fair Value Derivatives Instruments and Foreign Exchange Cash Flow Hedging Relationships [Line Items]
Foreign exchange option contracts	$ (87)	$ (111)